Financial instruments and risk management (Tables)	12 Months Ended
Dec. 31, 2019
Financial instruments and risk management
Schedule of notional amounts and strike prices of derivative financial instruments

	Position as of December 31, 2019
	Jet fuel Zero-Cost Collar
	collars option contracts maturities
	1 Half 2020				2 Half 2020				2020 Total
Jet fuel risk Zero-Cost collars
Notional volume in gallons (thousands)*				34,480				22,164				56,644
Strike price agreed rate per gallon (U.S. dollars)**	US$	1.63	/	1.82	US$	1.65	/	1.81	US$	1.64	/	1.82
Approximate percentage of hedge (of expected consumption value)				25%				15%				20%
All-in
Approximate percentage of hedge (of expected consumption value)				25%				15%				20%

* US Gulf Coast Jet 54 as underlying asset

** Weighted average

	Position as of December 31, 2018
	Jet fuel Asian call and Zero-Cost
	collars option contracts maturities
	1 Half 2019				2 Half 2019		2019 Total
Jet fuel risk Asian Calls
Notional volume in gallons (thousands)*				12,790		13,842				26,632
Strike price agreed rate per gallon (U.S.dollars) **	US$			1.84		1.84	US$			1.84
Approximate percentage of hedge (of expected consumption value)				10%		10%				10%
Jet fuel risk Zero-Cost collars
Notional volume in gallons (thousands)*				18,963		—				18,963
Strike price agreed rate per gallon (U.S. dollars) **	US$	1.91	/	2.46	US$	—	US$	1.91	/	2.46
Approximate percentage of hedge (of expected consumption value)				15%		—%				15%
All-in
Approximate percentage of hedge (of expected consumption value)				25%		10%				18%

* US Gulf Coast Jet 54 as underlying asset

** Weighted average

	Position as of December 31, 2017
	Jet fuel Asian call option contracts maturities
Jet fuel risk Asian Calls	1 Half 2018		2 Half 2018		2018 Total
Notional volume in gallons (thousands)*		69,518		61,863		131,381
Strike price agreed rate per gallon (U.S. dollars) **	US$	1.6861	US$	1.8106	US$	1.7447
Approximate percentage of hedge (of expected consumption value)		60%		50%		55%

* US Gulf Coast Jet 54 as underlying asset

** Weighted average

Schedule of sensitivity of US Gulf Coast Jet Fuel 54 Zero Cost Collars to a reasonably possible change in fuel prices, with all other variables held constant, on the caption of accumulated other comprehensive income

:

Sensitivity of position
as of December 31, 2019
effect on equity
(U.S. dollars)
US Gulf Coast Jet Fuel 54 spot level
+5%	+4.52M
-5%	-4.52M

Please note this sensitivity was calculated with the net position delta of the portfolio, as change on the underlying price is small enough to be a good proxy

Schedule of foreign exchange exposure

	Thousands of U.S. dollars
	2019		2018		2017
Assets:
Cash and cash equivalents	US$	373,099	US$	279,829	US$	344,038
Other accounts receivable, net		23,620		10,957		13,105
Guarantee deposits		437,499		362,149		377,485
Derivative financial instruments		7,088		3,172		25,204
Total assets	US$	841,306	US$	656,107	US$	759,832

Liabilities:
Financial debt (Note 5)	US$	176,927	US$	155,455	US$	128,296
Lease liabilities		2,263,849		2,099,218		1,727,890
Suppliers		76,471		51,012		53,729
Other taxes and fees payable		22,486		14,823		10,304
Derivative financial instruments		—		6,246		—
Total liabilities		2,539,733		2,326,754		1,920,219
Net foreign currency position	US$	(1,698,427)	US$	(1,670,647)	US$	(1,160,387)

Schedule of contractual principal payments required on financial liabilities and derivative instruments fair value

	December 31, 2019
	Within one		One to five
	year		years		Total
Interest-bearing borrowings:
Pre-delivery payments facilities (Note 5)	Ps.	1,855,956	Ps.	1,452,553	Ps.	3,308,509
Short-term working capital facilities (Note 5)		200,000		—		200,000
Asset backed trust note (Note 5)		—		1,500,000		1,500,000

Lease liabilities:
Aircraft, engines, land and buildings leases		4,720,505		35,796,540		40,517,045
Aircraft and engine lease return obligation		383,093		1,469,595		1,852,688
Total	Ps.	7,159,554	Ps.	40,218,688	Ps.	47,378,242

	December 31, 2018
	Within one		One to five
	year		years		Total
Interest-bearing borrowings:
Pre-delivery payments facilities (Note 5)	Ps.	734,635	Ps.	2,310,939	Ps.	3,045,574
Short-term working capital facilities (Note 5)		461,260		—		461,260

Derivative financial instruments:
Jet fuel Asian Zero-Cost collars options contracts		122,948		—		122,948

Lease liabilities:
Aircraft, engines, land and buildings leases		4,976,454		34,588,692		39,565,146
Aircraft and engine lease return obligation		10,851		1,820,194		1,831,045
Total	Ps.	6,306,148	Ps.	38,719,825	Ps.	45,025,973

		December 31, 2017
	Within one		One to five
	year		years		Total
Interest-bearing borrowings:
Pre-delivery payments facilities (Note 5)	Ps.	1,449,236	Ps.	1,079,152	Ps.	2,528,388
Short-term working capital facilities (Note 5)		948,354		—		948,354

Lease liabilities:
Aircraft, engines, land and buildings leases		4,213,417		28,310,287		32,523,704
Aircraft and engine lease return obligation		193,187		1,454,790		1,647,977
Total	Ps.	6,804,194	Ps.	30,844,229	Ps.	37,648,423